Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	$ 451,765	¥ 3,115,914	¥ 4,390,293
Restricted cash	115,489	796,549	460,174
Short-term investments	14,552	100,368	193,672
Accounts receivable, net of allowance of RMB924 and RMB7,655 (US$1,110) as of December 31, 2021 and 2022, respectively	280,939	1,937,692	661,027
Value added taxes recoverable	63,443	437,579	327,553
Prepayments and other current assets	53,401	368,320	314,604
Total current assets	979,589	6,756,422	6,347,323
Non-current assets
Property and equipment, net	1,938,345	13,369,156	9,427,591
Operating lease right-of-use assets	160,195	1,104,895	803,544
Finance lease right-of use assets	19,289	133,037	136,825
Intangible assets	41,287	284,763	305,800
Goodwill	73,699	508,319	472,883
Deferred tax assets	6,466	44,596	30,866
Restricted cash	22,004	151,763	390,535
Value added taxes recoverable	53,502	369,016	424,011
Other non-current assets	54,843	378,264	342,573
Total non-current assets	2,369,630	16,343,809	12,334,628
Total assets	3,349,219	23,100,231	18,681,951
Current liabilities (including current liabilities of the consolidated VIEs without recourse to the primary beneficiary RMB114,478 and RMB146,487 (US$21,238) as of December 31, 2021 and 2022, respectively):
Short-term bank loans	82,324	567,802	260,980
Current portion of long-term bank loans	92,106	635,278	1,689,545
Accounts payable	350,922	2,420,376	1,701,299
Amounts due to related parties	14,254	98,315	38,832
Income taxes payable	14,925	102,940	49,168
Current portion of operating lease liabilities	6,148	42,407	45,501
Current portion of finance lease liabilities	722	4,978	4,765
Derivative liabilities	2,983	20,577	0
Accrued expenses and other current liabilities	52,632	363,007	511,257
Total current liabilities	617,016	4,255,680	4,301,347
Non-current liabilities (including non-current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB196,730 and RMB168,961 (US$24,497) as of December 31, 2021 and 2022, respectively):
Long-term bank loans	1,039,327	7,168,445	3,526,460
Operating lease liabilities	25,896	178,609	198,806
Finance lease liabilities	8,517	58,745	57,002
Deferred tax liabilities	54,534	376,135	270,950
Derivative liabilities	0	0	16,354
Other non-current liabilities	22,192	153,063	196,400
Total non-current liabilities	1,150,466	7,934,997	4,265,972
Total liabilities	1,767,482	12,190,677	8,567,319
Commitments and contingencies
Shareholders’ equity
Ordinary shares	7	46	46
Additional paid-in capital	1,570,516	10,832,160	10,646,328
Statutory reserves	45,210	311,821	189,700
Accumulated other comprehensive loss	(43,571)	(300,517)	(257,977)
(Accumulated deficit)/retained earnings	9,575	66,044	(463,465)
Total shareholders’ equity	1,581,737	10,909,554	10,114,632
Total liabilities and shareholders’ equity	$ 3,349,219	¥ 23,100,231	¥ 18,681,951